The Company, basis of presentation and significant accounting policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. Medicare and Medicaid (excluding Medicare Part C, also known as Medicare Advantage plans)
Concentration of Risk
Percentage of revenues which were earned and subject to regulations	16.00%	18.00%	18.00%